Note 10 - Deposits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
N
ote
10
- Deposits

Deposits
and the weighted average interest rate at
December
31,
2017
and
2016
consist of the following (in thousands):

	201 7		201 6
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$7,956	--%	$5,852	--%
Passbook accounts	463	0.15	1,189	0.15
Savings accounts	2,353	0.22	1,784	0.20
Money market accounts	30,411	0.79	31,114	0.79
Certificate of deposit accounts	145,038	1.77	137,068	1.69
Total	$186,221	1.47%	$177,007	1.41%

A summary of certificates of deposit by maturity at
December

31,
2017
is as follows (in thousands):

Year s ending December 31:
201 8	$42,895
201 9	25,863
20 20	39,841
20 21	27,366
20 22	9,073
Total	$145,038

The aggregate amount of certificates of deposit with a minimum denomination of $
250,000
was
$18.5
million and
$14.5
million at
December
31,
2017
and
2016,
respectively.